Debt (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Notes Payable
Senior secured term loan issued in May 2023 by OIC, LLC, including a weighted-average interest at 10 percent per annum at June 30, 2026 and December 31, 2025. The note is collateralized by the Company's assets and intellectual property and is due in full on September 30, 2026	$ 10,488		$ 10,488
Less: unamortized debt issuance costs and discounts	0		(122)	$ (2,929)
Total debt, less unamortized debt issuance costs and discounts	$ 10,488		$ 10,366	17,071
Weighted-average interest rate	10.00%		10.00%
Interest expense	$ 527	$ 989	$ 1,792	2,034
Senior secured term loan
Notes Payable
Senior secured term loan issued in May 2023 by OIC, LLC, including a weighted-average interest at 10 percent per annum at June 30, 2026 and December 31, 2025. The note is collateralized by the Company's assets and intellectual property and is due in full on September 30, 2026			$ 10,488	$ 20,000
Weighted-average interest rate			10.00%	10.00%